Supplement to the

Fidelity® Strategic Real Return Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2007

Fergal Jackson no longer serves as an Assistant Portfolio Manager of Strategic Real Return. All references to Mr. Jackson in the "Management Contracts" section beginning on page 30 are no longer applicable.

RRSB-08-01 May 13, 2008
1.832410.104

Supplement to the

Fidelity Advisor Strategic Real Return Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Strategic Real Return Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2007

Fergal Jackson no longer serves as an Assistant Portfolio Manager of the fund. All references to Mr. Jackson in the "Management Contracts" section beginning on page 30 are no longer applicable.

ARRS/ARRSIB-08-01 May 13, 2008
1.832411.104